UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017


13F File Number: 28-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


No. Form 13F File Number   Name

    None                   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  $1,152,057



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     1.   28-10571                  Cobalt Offshore Fund Limited

     2.   28-10572                  Cobalt Partners, L.P.
         -----------------------    ------------------------------------


                           FORM 13F INFORMATION TABLE




                                                           Fair                  (b) Shared -  (c)      Managers
                                                           Market  Sh or    (a)   As defined   Shared-  See        (a)   (b)    (c)
Name of Issuer                Title of Class   CUSIP       Value   Prn Amt  Sole  in Instr. V  Other    Instr. V  Sole  Shared  None
--------------                --------------   -----       -----   -------  ----  -----------  -----    --------  ----  ------  ----
Alliance Atlantis Communicat   CLB NON VTG      01853E204  12,624    570,200 X                           1         X
Arch Coal Inc                  COM              039380100   1,775     50,000 X                           1         X
AES Corp                       COM              00130H105   5,944    595,000 X                           1         X
Affliated Managers Group       COM              008252108  15,813    295,350 X                           1         X
America Movil S A DE CV        Spon ADR L Shs   02364W105   9,758    250,000 X                           1         X
American Tower Corp            COM              029912201  27,218  1,773,141 X                           1         X
Alamosa Hldgs Inc              COM              011589108   3,245    424,693 X                           1         X
Atlas Pipeline Partners LP     COM              049392103   2,752     71,900 X                           1         X
Anthem Inc                     COM              03674B104  58,676    672,500 X                           1         X
Atlas Amer Inc                 COM              049167109   1,602     73,593 X                           1         X
Activision Inc New             COM              004930202     583     42,000 X                           1         X
Arch Wireless Inc              CL A             039392709  15,505    539,675 X                           1         X
Bank of America Corporation    COM              060505104  31,198    720,000 X                           1         X
Ball Corp                      COM              058498106   2,762     73,800 X                           1         X
Burlington Res Inc             COM              122014103  37,678    923,482 X                           1         X
CIT Group Inc                  COM              125581108  24,442    653,700 X                           1         X
CSG Sys Intl                   COM              126349109   2,045    132,706 X                           1         X
Caesars Entmt Inc              COM              127687101     835     50,000 X                           1         X
DirecTV Group Inc              COM              25459L106   1,759    100,000 X                           1         X
Devon Energy Corp New          COM              25179M103  30,023    422,800 X                           1         X
EOG Res Inc                    COM              26875P101   6,585    100,000 X                           1         X
Freeport McMoran Copper & Go   CL B             35671D857  83,064  2,050,970 X                           1         X
Sprint Corp                    COM FON          852061100  36,939  1,835,000 X                           1         X
Fox Entmt Group Inc            COM              35138T107  21,485    774,500 X                           1         X
Fisher Scientific Intl Inc     COM              338032204  18,561    318,200 X                           1         X
Gatx Corp                      COM              361448103   5,897    221,200 X                           1         X
Goodyear Tire & Rubr Co        COM              382550101   6,349    591,200 X                           1         X
Harrahs Entmt Inc              COM              413619107   2,649     50,000 X                           1         X
KB Home                        COM              48666K109  28,084    332,400 X                           1         X
Kinder Morgan Inc Kans         COM              49455P101  27,264    434,009 X                           1         X
Manpower Inc                   COM              56418H100  19,353    435,000 X                           1         X
MCI Inc                        COM              552691107  15,075    900,000 X                           1         X
Massey Energy Corp             COM              576206106  23,303    805,500 X                           1         X
Molex Inc                      CL A             608554200   7,050    267,876 X                           1         X
Nabors Industries Ltd          COM              G6359F103  19,646    414,900 X                           1         X
NRG Energy Inc                 COM              629377508   7,799    289,500 X                           1         X
Nucor Corp                     COM              670346105  73,010     80,000 X                           1         X
Novellus Sys Inc               COM              670008101   3,197    120,000 X                           1         X
News Corp Ltd                  SP ADR PFD       652487802  11,548    368,600 X                           1         X
Nextel Communications Inc      CL A             65332V103  24,555  1,030,000 X                           1         X
Airgate PCS Inc                COM              009367301   2,372    121,000 X                           1         X
Pride Intl Inc Del             COM              74153Q102  19,032    961,700 X                           1         X
Pfizer Inc                     COM              717081103   3,060    100,000 X                           1         X
Pulte Homes Inc                COM              745867101 114,549  1,866,528 X                           1         X
Pacificare Health Sys Inc      COM              695112102  30,828    840,000 X                           1         X
Resource America Inc           CL A             761195205  35,241  1,493,907 X                           1         X
Regal Entmt Group              CL A             758766109  10,457    547,500 X                           1         X
Service Corp Intl              COM              817565104   3,300    531,400 X                           1         X
Standard Pac Corp New          COM              85375C101  21,449    380,508 X                           1         X
Spectrasite Inc                COM              84761M104  83,695  1,799,900 X                           1         X
Telewest Global Inc            COM              87956T107   8,004    688,781 X                           1         X
Toll Brothers Inc              COM              889478103   9,729    210,000 X                           1         X
Hilfiger Tommy Corp            Ord              G8915Z102     987    100,000 X                           1         X
Time Warner Inc                COM              887317105   1,614    100,000 X                           1         X
TXU Corp                       COM              873168108  21,348    445,500 X                           1         X
Tyco Intl Ltd New              COM              902124106   4,599    150,000 X                           1         X
Union Pac Corp                 COM              907818108   3,873     66,100 X                           1         X
Valero Energy Corp New         COM              91913Y100  35,421    441,600 X                           1         X
Vodafone Group Plc New         Sponsored ADR    92857W100  11,122    461,300 X                           1         X
Washington Group Intl Inc      Com New          938862208   3,367     97,270 X                           1         X
Wynn Resorts Ltd               COM              983134107     360      6,971 X                           1         X








01181.0001 #525821